Average Annual Total Returns{- Growth Portfolio} - 02.28 VIP Growth Portfolio Investor PRO-09 - Growth Portfolio	VIP Growth Portfolio-Investor VIP Return Before Taxes Past 1 year	VIP Growth Portfolio-Investor VIP Return Before Taxes Past 5 years	VIP Growth Portfolio-Investor VIP Return Before Taxes Past 10 years	RS007 Past 1 year	RS007 Past 5 years	RS007 Past 10 years
Total	43.80%	21.22%	17.16%	38.26%	20.67%	16.93%